Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class IS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class IS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class IS | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class IS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class O | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Class O | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Class O | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class O | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class O | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class O | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class O | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class O | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class O | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class O | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class O | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%